Financial Instruments (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Statement Line Items [Line Items]
Contracts for the purchase	$ 2,200		$ 2,200
Average exchange rate			$ 20.18
Exchange maturity description			Until February 2021
Unrealized gain (loss) in finance expense	(346)	$ 77	$ 673	$ 26
Other payables	$ 227		227		$ 432
Increased/(decreased) net income			$ 34
Commodity price risk [member]
Statement Line Items [Line Items]
Average exchange rate	$ 24.40	$ 17.02	$ 19.22	$ 15.83
Increased/(decreased) net income			$ 1,500
MEXICO
Statement Line Items [Line Items]
Contracts for the purchase	$ 44,000		$ 44,000